Employee Benefit Plan, Fair Value and NAV (Details) - EBP 001 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value	$ 1,115,583,216	$ 973,898,628
EBP, Fair Value, Investment, NAV, Redemption, Description	Participant redemptions are generally permitted daily with no restrictions or notice period.
EBP, Fair Value, Investment, NAV, Unfunded Commitment	$ 0	0
Fair Value, Inputs, Level 1 [Member] | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value	347,446,541	625,442,877
Fair Value, Inputs, Level 1 [Member] | Markel Group Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value	245,758,017	210,533,330
Fair Value Measured at Net Asset Value [Member] | Collective investment trusts
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value	$ 522,378,658	$ 137,922,421